STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038

September 4, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Opportunity Funds
(Registration Nos: 333-34474 and 811-09891)

Ladies and Gentlemen:

On behalf of Dreyfus Opportunity Funds (the "Company"), transmitted for filing under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 63 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  The Amendment relates to Post-Effective Amendment No. 59 ("Amendment No. 59") to the Registration Statement, filed with the Securities and Exchange Commission (the "Commission") on April 11, 2014 for the purpose of adding three new series to the Company:  Dreyfus Strategic Beta Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), Dreyfus Strategic Beta Global Equity Fund ("Global Equity Fund") and Dreyfus Strategic Beta U.S. Equity Fund ("U.S. Equity Fund") (each, a "fund" and collectively, the "funds").

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on Amendment No. 59 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on May 23, 2014 and to make certain other revisions.  The prospectuses for the funds and the statement of additional information ("SAI") included in the Amendment are marked to indicate changes from those versions filed as part of Amendment No. 59.

Our responses to the Staff's comments are below.  For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated in their entirety, and the response is set out immediately following each comment.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.

Cover Page

1.	Staff Comment: Please indicate on the cover page whether the Amendment is a pre- or post-effective amendment under the Securities Act, and please provide the correct amendment number.

Response:  The cover page indicates that the Amendment is filed under the Securities Act as post-effective amendment No. 63.

2.	Staff Comment: Please reference the correct names of the funds on the cover page of the Amendment.

Response:  The correct fund names are referenced on the cover page of the Amendment.

Prospectus

All Funds

Fund Summary—Fees and Expenses

3.	Staff Comment: In the "Maximum deferred sales charge (load)" line in the fee table, for Class A shares, please replace "none" with the "1.00%" figure noted in the footnote.

Response:  If the funds were to make the requested change, the fee tables would reflect more than one type of sales charge.  Instruction 2(a)(ii) to Item 3 states:  "If more than one type of sales charge (load) is imposed (e.g., a deferred sales charge (load) and a front-end sales charge (load)), the first caption in the table should read 'Maximum Sales Charge (Load)' and show the maximum cumulative percentage."  We believe this result would not be appropriate for the funds as they do not charge both a front-end sales charge and deferred sales charge with respect to the same shares, and therefore reflecting a maximum cumulative percentage would overstate the maximum load that could be charged and would be misleading to investors.  Since we believe it is important to communicate that certain purchases not subject to a front-end sales charge may be subject to a deferred sales charge instead, the funds disclose the maximum front-end sales charge in the fee table and include a footnote to the table, consistent with Instruction 2(a)(i), disclosing the amount of the deferred sales charge that may apply if a front-end sales charge does not.  Accordingly, we have not modified the applicable disclosure.

4.
Staff Comment:  Please confirm whether the board of directors may terminate the contract with The Dreyfus Corporation ("Dreyfus") regarding the waiver of fees and/or the assumption of fund expenses referenced in the third footnote to the fee table (the "Expense Limitation Agreement") before the termination date noted.  Please also disclose if Dreyfus may recoup any fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement, along with the terms of such recoupment.

Response:  The Expense Limitation Agreement may only be terminated prior to the termination date noted upon termination of the Management Agreement between the Company, on behalf of each fund, and Dreyfus.  Amounts waived or reimbursed by Dreyfus under the Expense Limitation Agreement are not subject to recoupment by Dreyfus.

5.	Staff Comment: Please confirm that the Expense Limitation Agreement is filed as an exhibit to the Amendment.

Response:  The Expense Limitation Agreement has been filed as an exhibit to the Amendment.

Fund Summary—Principal Investment Strategy

6.	Staff Comment: Please add disclosure that explains the significance of the word "Beta" in the name of each fund in connection with each fund's principal investment strategy.

Response:  The first sentence of the third paragraph has been revised and additional disclosure added for each fund as follows:

The fund's portfolio managers use a proprietary methodology designed to rank and select stocks of [U.S. companies] 1 based on fundamental company information.  In this manner, the portfolio managers employ a "strategic beta" strategy to select and weight stocks for the fund's portfolio using characteristics other than market capitalization.  "Beta" is a measure of risk, specifically of the difference between a security's return and that of a benchmark such as the fund's benchmark index.

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1
Bracketed text is only included in the prospectus of the U.S. Equity Fund.  For the Global Equity Fund, the bracketed text is replaced with "U.S. and foreign companies," and for the Emerging Markets Fund the bracketed text is replaced with "emerging markets companies."

7.
Staff Comment:  For each fund, the first sentence of the first paragraph states that the "fund normally invests at least 80% of its net assets . . . in common stocks and other equity securities… ."  Please describe these "other equity securities" in more detail.

Response:  For each fund, the second paragraph of Fund Details—Goal and Approach lists these other equity securities.  Please see the response to Comment No. 10.

8.
Staff Comment:  To the extent that the funds will use derivatives as a substitute for equity securities, please supplementally confirm that each fund will value those derivatives at market (rather than notional) value for purposes of the fund's policy with respect to the investment of 80% of its net assets (the "80% Policy").

Response:  We have been advised by fund management that any derivatives used as a substitute for equity securities for the purpose of the 80% Policies will be valued at market (rather than notional) value.

Fund Summary—Principal Risks

9.
Staff Comment:  For the Global Equity and Emerging Markets Funds, Foreign currency risk states that the funds may take "hedged positions."  If hedging is a principal investment strategy of the funds, please include appropriate disclosure in Fund Summary—Principal Investment Strategy.

Response:  The reference to hedged positions has been deleted from Foreign currency risk.  In addition, Foreign currency risk has been removed from Fund Summary—Principal Risks and is now in Fund Details—Investment Risks as an additional risk that is not anticipated to be a principal risk of investing in the funds.

Fund Details—Goal and Approach

10.
Staff Comment:  The second paragraph lists different security types in which the funds may invest, including securities of real estate investment trusts ("REITs").  In accordance with Item 9 of Form N-1A, please note whether or not these security types are principal investment strategies of the funds.  If any of the security types are principal investment strategies, please add appropriate disclosure to Fund Summary—Principal Investment Strategy.

Response:  The first two sentences of the referenced paragraph have been revised as follows:

The fund invests principally in common stocks.  Although not part of the fund's principal investment strategy, the fund's investments in equity securities also may include convertible securities, preferred stocks, warrants, [sponsored and unsponsored depositary receipts, such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs),] and publicly-traded real estate investment trust securities (REITs), including securities purchased in initial public offerings (IPOs) or shortly thereafter.  [ADRs and GDRs represent indirect ownership interest in publicly-traded securities of non-U.S. issuers.]  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.2

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2	Bracketed text is not included in the prospectus of the U.S. Equity Fund.

11.
Staff Comment:  The first sentence of the second paragraph states that the funds may invest in "convertible securities."  Please confirm that these securities are readily convertible into equity securities.

Response:  We have been advised by fund management that the convertible securities that will be considered equity securities for purposes of each fund's 80% Policy will be readily convertible into equity securities.

12.
Staff Comment:  For the Emerging Markets Equity Fund and the Global Equity Fund, the second sentence of the second paragraph states that the funds may invest in ADRs and GDRs.  If the funds may invest in unsponsored ADRs and GDRs, please so disclose and add appropriate risk disclosure.

Response:  See the response to Comment No. 10, which shows the addition of a reference to unsponsored ADRs and GDRs to the referenced disclosure.  Please note the following disclosure included in Depositary receipts risk in Fund Details—Investment Risks as an additional risk:

In addition, holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities or to distribute shareholder communications received from the issuer of the deposited security.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs and GDRs, and the prices of unsponsored ADRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

13.
Staff Comment:  In the last paragraph of Fund Details—Goal and Approach, it states that the funds may invest in total return swaps.  Please note that the Commission has issued a concept release exploring issues relating to the use of derivatives by funds, including whether current market practices involving derivatives are consistent with the leverage provisions of the 1940 Act.  See Investment Company Act Release No. 29776 (Aug. 31, 2011).  Accordingly, please be aware that the Commission or the Staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, that could impact the manner in which the funds operate.

Response:  We understand that the Commission or the Staff could issue such future guidance.  Please note the following sentence that is the last sentence in Derivatives risk in Fund Details—Investment Risks for each fund:  "Future rules and regulations of the Securities and Exchange Commission (SEC) may impact the fund's operations as described in this prospectus."

14.
Staff Comment:  The last sentence of Fund Details—Goal and Approach states that the funds may invest in exchange-traded funds ("ETFs").  Please add a line item for "Acquired Fund Fees and Expenses" to the fee table if fees and expenses of ETFs and any other acquired funds in which a fund is anticipated to invest are projected to exceed one basis point (0.01%).

Response:  We have been advised by fund management that it is not currently anticipated that "Acquired Fund Fees and Expenses" will exceed one basis point (0.01%) for any fund.

Fund Details—Investment Risks

15.
Staff Comment:  In accordance with Item 9 of Form N-1A, please clearly differentiate between the risks that are principal investment risks of the funds and those that are not.  Please add disclosure to the current introductory language ("In addition to the principal risks described above, the fund is subject to the following additional risks: . . . .") to clarify that the risks following the introductory language are not principal risks.

Response:  The referenced introductory language has been revised as follows:  "In addition to the principal risks described above, the fund is subject to the following additional risks that are not anticipated to be principal risks of investing in the fund: . . . ."

16.
Staff Comment:  Please tailor Derivatives risk to describe the risks presented by derivatives in which the funds may invest.  In particular, please note that the Division of Investment Management has made a number of observations about derivative-related disclosure by investment companies by means of a letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute, dated July 30, 2010.  Please review the observations in that letter and revise your disclosure concerning the use and risks of derivatives, as appropriate.

Response:  We have reviewed the above-referenced letter.  We have revised Derivatives risk to address only futures.

Fund Details—Management

17.
Staff Comment:  Please revise the fourth paragraph to indicate that the portfolio management team members are "jointly and primarily" responsible for managing each fund.  Please see Instruction 2 to Item 5(b) of Form N-1A.

Response:  The first sentence of the referenced paragraph has been modified as follows:

Investment decisions for the fund are made by the Active Equity Team of Mellon Capital, consisting of Warren Chiang, CFA, Ronald Gala, CFA, C. Wesley Boggs, and Peter D. Goslin, CFA, each of whom serves as a primary portfolio manager of the fund and all of whom are jointly and primarily responsible for managing the fund's portfolio.

Global Equity Fund

Fund Details—Goal and Approach

18.
Staff Comment:  The first sentence of the last paragraph states that the fund may use derivative instruments as part of a hedging strategy.  Please disclose the derivative instruments used for hedging in the summary section if hedging is part of the fund's principal investment strategy.

Response:  Investment in derivatives is not part of the funds' principal investment strategies.  Please note that the paragraph begins with "Although not a principal investment strategy, the fund may, but is not required to, use derivatives, . . . "

U.S. Equity Fund

Fund Summary—Principal Risks

19.
Staff Comment:  The last sentence of the first paragraph of Fund Summary—Principal Investment Strategy states:  "Companies in the S&P 500®  Index generally must have market capitalizations in excess of $4 billion, to the extent consistent with market conditions."  If the fund will primarily invest in stocks of companies with the high market capitalization described, please explain why Liquidity risk is a principal risk of investing in the fund.

Response:  Liquidity risk has been removed from Fund Summary—Principal Risks and, in Fund Details—Investment Risks, moved from the first set of risks (principal risks) to the second set of risks (additional risks).

Fund Details—Goal and Approach

20.
Staff Comment:  The second paragraph states that the fund may invest in REITs.  Because REITs are generally small cap companies, please confirm whether investing in small cap companies is a principal investment strategy of the fund and add appropriate disclosure if necessary.

Response:  We have been advised by fund management that investing in small cap companies is not a principal investment strategy of the fund.  Therefore, we believe that additional disclosure is not necessary.

Fund Details—Investment Risks

21.
Staff Comment:  The fourth sentence of Liquidity risk states that liquidity risk exists when "a particular derivative instrument is difficult to purchase or sell."  If derivatives are a principal investment strategy of the fund, please add appropriate disclosure to Fund Summary—Principal Investment Strategy.

Response:  The referenced fourth sentence of Liquidity risk has been removed, as the liquidity risk of derivatives is addressed in Derivatives risk.  The fifth sentence of Liquidity risk ("If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.") has been moved to Derivatives risk.

*    *    *    *    *

We hope the Staff finds that this letter and the revisions to the prospectuses and SAI are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.5698 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:           Janna Manes